Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt

8.	Debt
JPMorgan Credit Facility
In order to finance the acquisition of the IPC Group, on April 4, 2017, the Company and certain of our foreign subsidiaries entered into a Credit Agreement (the “2017 Credit Agreement”) with JPMorgan, as administrative agent, Goldman Sachs Bank USA, as syndication agent, Wells Fargo, National Association, U.S. Bank National Association, and HSBC Bank USA, National Association, as co-documentation agents, and the lenders (including JPMorgan) from time to time party thereto. The 2017 Credit Agreement provides the company and certain of our foreign subsidiaries access to a senior secured credit facility until April 4, 2022, consisting of a multi-tranche term loan facility in an amount up to $400,000 and a revolving facility in an amount up to $200,000 with an option to expand the revolving facility by $150,000, with the consent of the lenders willing to provide additional borrowings in the form of increases to their revolving facility commitment or funding of incremental term loans. Borrowings may be denominated in U.S. dollars or certain other currencies.
The fee for committed funds under the revolving facility of the 2017 Credit Agreement ranges from an annual rate of 0.175% to 0.35%, depending on the company’s leverage ratio. Borrowings denominated in U.S. dollars under the 2017 Credit Agreement bear interest at a rate per annum equal to (a) the greatest of (i) the prime rate, (ii) the federal funds rate plus 0.50% and (iii) the adjusted LIBOR rate for a one month period, but in any case, not less than 0%, plus, in any such case, 1.00%, plus an additional spread of 0.075% to 0.90% for revolving loans and 0.25% to 1.25% for term loans, depending on the company’s leverage ratio, or (b) the LIBOR Rate, as adjusted for statutory reserve requirements for eurocurrency liabilities, but in any case, not less than 0%, plus an additional spread of 1.075% to 1.90% for revolving loans and 1.25% to 2.25% for term loans, depending on the company’s leverage ratio.
Upon entry into the 2017 Credit Agreement, the company repaid $45,000 in outstanding borrowings under our Amended and Restated Credit Agreement, as described in Note 9 of our annual report on Form 10-K for the year ended December 31, 2016, and terminated the Amended and Restated Credit Agreement.
The 2017 Credit Agreement contains customary representations, warranties and covenants, including, but not limited to, covenants restricting the company’s ability to incur indebtedness and liens and merge or consolidate with another entity. The 2017 Credit Agreement also contains financial covenants, requiring us to maintain a ratio of consolidated total indebtedness to consolidated earnings before income, taxes, depreciation and amortization, subject to certain adjustments ("Adjusted EBITDA") of not greater than 4.25 to 1, as well as requiring us to maintain a ratio of consolidated Adjusted EBITDA to consolidated interest expense of no less than 3.50 to 1 for the quarter ended September 30, 2017. The 2017 Credit Agreement also contains a financial covenant requiring us to maintain a senior secured net indebtedness to Adjusted EBITDA ratio of not greater than 3.50 to 1. These financial covenants may restrict our ability to pay dividends and purchase outstanding shares of our common stock. We were in compliance with our financial covenants at September 30, 2017.

We will be required to repay the senior credit agreement with 25% to 50% of our excess cash flow from the preceding fiscal year, as defined in the agreement, unless our net leverage ratio for such preceding fiscal year is less than or equal to 3.00 to 1, which will be first measured using our fiscal year ended December 31, 2018.

The full terms and conditions of the senior secured credit facility, including our financial covenants, are set forth in the 2017 Credit Agreement. A copy of the 2017 Credit Agreement was filed as Exhibit 10.1 to the company's Current Report on Form 8-K filed April 5, 2017, as amended on Form 8-K/A filed July 27, 2017.
Issuance of 5.625% Senior Notes due 2025
On April 18, 2017, we issued and sold $300,000 in aggregate principal amount of our 5.625% Senior Notes due 2025 (the “Notes”), pursuant to an Indenture, dated as of April 18, 2017, among the company, the Guarantors (as defined therein), and Wells Fargo Bank, National Association, a national banking association, as trustee. The Notes are guaranteed by Tennant Coatings, Inc. and Tennant Sales and Service Company (collectively, the “Guarantors”), which are wholly owned subsidiaries of the company.
The Notes will mature on May 1, 2025. Interest on the Notes will accrue at the rate of 5.625% per annum and will be payable semiannually in cash on each May 1 and November 1, commencing on November 1, 2017.
The Notes and the guarantees constitute senior unsecured obligations of the company and the Guarantors, respectively.  The Notes and the guarantees, respectively, are: (a) equal in right of payment with all of the company’s and the Guarantors’ senior debt, without giving effect to collateral arrangements; (b) senior in right of payment to all of the company’s and the Guarantors’ future subordinated debt, if any; (c) effectively subordinated in right of payment to all of the company’s and the Guarantors’ debt and obligations that are secured, including borrowings under the company’s senior secured credit facilities for so long as the senior secured credit facilities are secured, to the extent of the value of the assets securing such liens; and (d) structurally subordinated in right of payment to all liabilities (including trade payables) of the company’s and the Guarantors’ subsidiaries that do not guarantee the Notes. The Notes also contain customary representations, warranties and covenants, and are less restrictive than those contained in the 2017 Credit Agreement.
We used the net proceeds from this offering to refinance a $300,000 term loan under our 2017 Credit Agreement that we borrowed as part of the financing for the acquisition of the IPC Group and to pay related fees and expenses.
The full terms and conditions of the Indenture are set forth in Exhibit 4.1 to the Company's Current Report on Form 8-K filed April 24, 2017.
Registration Rights Agreement
In connection with the issuance and sale of the Notes, the company entered into a Registration Rights Agreement, dated April 18, 2017, among the company, the Guarantors and Goldman, Sachs & Co. and J.P. Morgan Securities LLC (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the company agreed (1) to use its commercially reasonable efforts to consummate an exchange offer to exchange the Notes for new registered notes (the “Exchange Notes”), with terms substantially identical in all material respects with the Notes (except that the Exchange Notes will not contain terms with respect to additional interest, registration rights or transfer restrictions) and (2) if required, to have a shelf registration statement declared effective with respect to resales of the Notes. If the company fails to satisfy its obligations under the Registration Rights Agreement within 360 days, it will be required to pay additional interest to the holders of the Notes under certain circumstances.
The full terms and conditions of the the Registration Rights Agreement are set forth in Exhibit 4.2 to the company's Current Report on Form 8-K filed April 24, 2017.
Debt outstanding at September 30, 2017 is summarized as follows:

	September 30, 2017	December 31, 2016
Long-Term Debt:
Senior Unsecured Notes	$300,000	$—
Credit Facility Borrowings	95,000	36,143
Capital Lease Obligations	671	51
Total Long-Term Debt	395,671	36,194
Less: Unamortized Debt Issuance Costs	(7,138)	—
Less: Current Maturities of Credit Facility Borrowings, Net of Debt Issuance Costs(1)	(4,887)	(3,459)
Less: Current Maturities of Capital Lease Obligations(1)	(394)	—
Long-Term Portion, Net	$383,252	$32,735

(1)
Current maturities of long-term debt include $5,000 of current maturities, less $113 of unamortized debt issuance costs, under our 2017 Credit Agreement and $394 of current maturities of capital lease obligations.

As of September 30, 2017, we had outstanding borrowings under our 2017 Credit Agreement, totaling $75,000 under our term loan facility and $20,000 under our revolving facility. There were $300,000 in outstanding borrowings under the Notes as of September 30, 2017. In addition, we had stand alone letters of credit and bank guarantees outstanding in the amount of $4,721. Commitment fees on unused lines of credit for the nine months ended September 30, 2017 were $353. The overall weighted average cost of debt is approximately 5.0% and, net of a related cross-currency swap instrument, is approximately 4.2%. Further details regarding the cross-currency swap instrument are discussed in Note 10.
Prudential Investment Management, Inc.
In March 2017, we repaid $11,143 of debt evidenced by the notes issued under our Private Shelf Agreement, as described in Note 9 of our annual report on Form 10-K for the year ended December 31, 2016, and terminated the Private Shelf Agreement.
The aggregate maturities of our outstanding debt, including capital lease obligations as of September 30, 2017, are as follows:

Remaining 2017	$1,348
2018	5,386
2019	7,062
2020	9,375
2021	11,875
Thereafter	360,625
Total aggregate maturities	$395,671

Debt
Debt as of December 31, consisted of the following:

	2016	2015
Long-Term Debt:
Credit facility borrowings	$36,143	$24,571
Capital lease obligations	51	82
Total Debt	36,194	24,653
Less: current portion	(3,459)	(3,459)
Long-term portion	$32,735	$21,194

As of December 31, 2016, we had committed lines of credit totaling approximately $125,000 and uncommitted credit facilities totaling $85,000. There were $25,000 in outstanding borrowings under our JPMorgan facility (described below) and $11,143 in outstanding borrowings under our Prudential facility (described below) as of December 31, 2016. In addition, we had stand alone letters of credit and bank guarantees outstanding in the amount of $3,774. Commitment fees on unused lines of credit for the year ended December 31, 2016 were $222.
Our most restrictive covenants are part of our 2015 Amended and Restated Credit Agreement (as defined below), which are the same covenants in our Shelf Agreement (as defined below) with Prudential (as defined below), and require us to maintain an indebtedness to EBITDA ratio of not greater than 3.25 to 1 and to maintain an EBITDA to interest expense ratio of no less than 3.50 to 1 as of the end of each quarter. As of December 31, 2016, our indebtedness to EBITDA ratio was 0.49 to 1 and our EBITDA to interest expense ratio was 70.20 to 1.
Credit Facilities
JPMorgan Chase Bank, National Association
On June 30, 2015, we entered into an Amended and Restated Credit Agreement (the "Amended and Restated Credit Agreement") that amended and restated the Credit Agreement dated May 5, 2011 between us and JP Morgan Chase Bank, N.A. ("JPMorgan"), as administrative agent and collateral agent, U.S. Bank National Association, as syndication agent, Wells Fargo Bank, National Association, and RBS Citizens, N.A., as co-documentation agents, and the Lenders (including JPMorgan) from time to time party thereto, as amended by Amendment No. 1 dated April 25, 2013 (the "Credit Agreement"). The Amended and Restated Credit Agreement provides us and certain of our foreign subsidiaries access to a senior unsecured credit facility until June 30, 2020, in the amount of $125,000, with an option to expand by up to $62,500 to a total of $187,500. Borrowings may be denominated in U.S. dollars or certain other currencies. The Amended and Restated Credit Agreement contains a $100,000 sublimit on borrowings by foreign subsidiaries.
The Amended and Restated Credit Agreement principally provided the following changes to the Credit Agreement:

•
changed the fees for committed funds from an annual rate ranging from 0.20% to 0.35%, depending on our leverage ratio, under the Credit Agreement to an annual rate ranging from 0.175% to 0.300%, depending on our leverage ratio, under the Amended and Restated Credit Agreement;

•	removed RBS Citizens, N.A. as a co-documentation agent;

•
changed the rate at which Eurocurrency borrowings bear interest from a rate per annum equal to adjusted LIBOR plus an additional spread of 1.30% to 1.90%, depending on our leverage ratio, under the Credit Agreement to a rate per annum equal to adjusted LIBOR plus an additional spread of 1.075% to 1.700%, depending on our leverage ratio, under the Amended and Restated Credit Agreement;

•
under the Credit Agreement, Alternate Base Rate (“ABR”) borrowings bore interest at a rate per annum equal to the greatest of (a) the prime rate, (b) the federal funds rate plus 0.50% and (c) the adjusted LIBOR rate for a one month period plus 1.00%, plus, in any such case, an additional spread of 0.30% to 0.90%, depending on our leverage ratio. The ABR borrowings bear interest under the Amended and Restated Credit Agreement at a rate per annum equal to the greatest of (a) the primate rate, (b) the federal funds rate plus 0.50% and (c) the adjusted LIBOR rate for a one month period plus 1.00%, plus, in any such case, an additional spread of 0.075% to 0.700%, depending on our leverage ratio.

The Amended and Restated Credit Agreement gives the Lenders a pledge of 65% of the stock of certain first tier foreign subsidiaries. The obligations under the Amended and Restated Credit Agreement are also guaranteed by certain of our first tier domestic subsidiaries.
The Amended and Restated Credit Agreement contains customary representations, warranties and covenants, including but not limited to covenants restricting our ability to incur indebtedness and liens and merge or consolidate with another entity. It also incorporates new or recently revised financial regulations and other compliance matters. Further, the Amended and Restated Credit Agreement contains the following covenants:

•
a covenant requiring us to maintain an indebtedness to EBITDA ratio as of the end of each quarter of not greater than 3.25 to 1. Under the Credit Agreement, the required indebtedness to EBITDA ratio as of the end of each quarter was not greater than 3.00 to 1;

•	a covenant requiring us to maintain an EBITDA to interest expense ratio as of the end of each quarter of no less than 3.50 to 1;

•
a covenant restricting us from paying dividends or repurchasing stock if, after giving effect to such payments, our leverage ratio is greater than 2.00 to 1, in such case limiting such payments to an amount ranging from $50,000 to $75,000 during any fiscal year based on our leverage ratio after giving effect to such payments;

•	a covenant restricting us from paying any dividends or repurchasing stock, if, after giving effect to such payments, our leverage ratio is greater than 3.25 to 1; and

•
a covenant restricting our ability to make acquisitions, if, after giving pro-forma effect to such acquisitions, our leverage ratio is greater than 3.00 to 1, in such case limiting acquisitions to $25,000. Under the Credit Agreement, our leverage ratio restriction under this covenant was 2.75 to 1.

A copy of the full terms and conditions of the Amended and Restated Credit Agreement are incorporated by reference in Item 15 to Exhibit 10.1 to the Company's Current Report on Form 8-K filed on July 7, 2015.
As of December 31, 2016, we were in compliance with all covenants under this Amended and Restated Credit Agreement. There were $25,000 in outstanding borrowings under this facility at December 31, 2016, with a weighted average interest rate of 1.64%.
Prudential Investment Management, Inc.
On July 29, 2009, we entered into a Private Shelf Agreement (the “Shelf Agreement”) with Prudential Investment Management, Inc. (“Prudential”) and Prudential affiliates from time to time party thereto. The Shelf Agreement provides us and our subsidiaries access to an uncommitted, senior secured, maximum aggregate principal amount of $80,000 of debt capital. The Shelf Agreement contains representations, warranties and covenants, including but not limited to covenants restricting our ability to incur indebtedness and liens and to merge or consolidate with another entity.
A copy of the full terms and conditions of the Shelf Agreement are incorporated by reference in Item 15 to Exhibit 10.1 to the Company's Current Report on Form 8-K filed on July 30, 2009.
On May 5, 2011, we entered into Amendment No. 1 to our Private Shelf Agreement (the “Amendment”).
The Amendment principally provided the following changes to the Shelf Agreement:

•	elimination of the security interest in our personal property and subsidiaries; and

•
an amendment to our restriction regarding the payment of dividends or repurchase of stock to restrict us from paying dividends or repurchasing stock if, after giving effect to such payments, our leverage ratio is greater than 2.00 to 1, in such case limiting such payments to an amount ranging from $50,000 to $75,000 during any fiscal year based on our leverage ratio after giving effect to such payments.

A copy of the full terms and conditions of the Amendment are incorporated by reference in Item 15 to Exhibit 10.2 to the Company's Form 10-Q for the quarter ended June 30, 2011.
On July 24, 2012, we entered into Amendment No. 2 to our Private Shelf Agreement (“Amendment No. 2”), which amended the Shelf Agreement. The principal change effected by Amendment No. 2 was an extension of the Issuance Period for Shelf Notes under the Shelf Agreement.
A copy of the full terms and conditions of Amendment No. 2 are incorporated by reference in Item 15 to Exhibit 10.1 to the Company's Current Report on Form 8-K filed on July 26, 2012.
On June 30, 2015 we entered into Amendment No. 3 to our Private Shelf Agreement ("Amendment No. 3"), which amends the Shelf Agreement by and among the Company, Prudential and Prudential affiliates from time to time party thereto, as amended by Amendment No. 1 and Amendment No. 2.
Amendment No. 3 principally provided the following changes to the Shelf Agreement:

•	extended the the Issuance Period to June 30, 2018 from July 24, 2015;

•	changed the covenant regarding our indebtedness to EBITDA ratio at the end of each quarter to not greater than 3.25 to 1. The previous covenant required a ratio of not greater than 3.00 to 1;

•	added the covenant restricting us from paying any dividends or repurchasing stock, if, after giving such effect to such payments, our leverage ratio is greater than 3.25 to 1; and

•
changed the covenant restricting us from making acquisitions, if, after giving pro-forma effect to such acquisitions, our leverage ratio is greater than 3.00 to 1, in such case limiting acquisitions to $25,000. The previous covenant limiting our ability to make acquisitions under Amendment No. 1 was 2.75 to 1.

A copy of the full terms and conditions of Amendment No. 3 are incorporated by reference in Item 15 to Exhibit 10.2 to the Company's Current Report on Form 8-K filed on July 7, 2015.
As of December 31, 2016, there were $11,143 in outstanding borrowings under this facility, consisting of the $4,000 Series A notes issued in March 2011 with a fixed interest rate of 4.00% and a term of seven years, with remaining serial maturities from 2017 to 2018, and the $7,143 Series B notes issued in June 2011 with a fixed interest rate of 4.10% and a term of 10 years, with remaining serial maturities from 2017 to 2021. The second payment of $2,000 on Series A notes was made during the first quarter of 2015. The third payment of $2,000 on Series A notes was made during the first quarter of 2016. The first payment of $1,429 on Series B notes was made during the second quarter of 2015. The second payment of $1,429 on Series B notes was made during the second quarter of 2016. We were in compliance with all covenants under this Shelf Agreement as of December 31, 2016.
HSBC Bank (China) Company Limited, Shanghai Branch
On June 20, 2012, we entered into a banking facility with the HSBC Bank (China) Company Limited, Shanghai Branch in the amount of $5,000. As of December 31, 2016, there were no outstanding borrowings on this facility.
Collateralized Borrowings
Collateralized borrowings represent deferred sales proceeds on certain leasing transactions with third-party leasing companies. These transactions are accounted for as borrowings, with the related assets capitalized as property, plant and equipment and depreciated straight-line over the lease term.
Capital Lease Obligations
Capital lease obligations outstanding are primarily related to sale-leaseback transactions with third-party leasing companies whereby we sell our manufactured equipment to the leasing company and lease it back. The equipment covered by these leases is rented to our customers over the lease term.
The aggregate maturities of our outstanding debt, including capital lease obligations as of December 31, 2016, are as follows:

2017	$3,459
2018	3,449
2019	1,429
2020	26,428
2021	1,429
Thereafter	—
Total aggregate maturities	$36,194